Merger with Cellect Biotherapeutics Ltd. (Formerly "Cellect Biotechnology Ltd") (Details) - ₪ / shares		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Merger with Cellect Biotherapeutics Ltd. (formerly "Cellect Biotechnology Ltd") (Textual)
Number of shares issued	[1]	120,140,659	107,583,485
Par value per share
Ordinary shares [Member]
Merger with Cellect Biotherapeutics Ltd. (formerly "Cellect Biotechnology Ltd") (Textual)
Number of shares issued		44,887,373
Par value per share		₪ 1.00
Equity interest, percentage		85.00%
Not listed for trading [Member]
Merger with Cellect Biotherapeutics Ltd. (formerly "Cellect Biotechnology Ltd") (Textual)
Number of options issued		568,395
Exercise price, per option		₪ 1.00
Series 1 unlisted options [Member]
Merger with Cellect Biotherapeutics Ltd. (formerly "Cellect Biotechnology Ltd") (Textual)
Number of options issued		113,698
Exercise price, per option		₪ 1.00

[1]	Net of 2,641,693 treasury shares of the Company, held by the Company.